46096 9/98

PROSPECTUS SUPPLEMENT DATED SEPTEMBER 1, 1998 TO:

PUTNAM VARIABLE TRUST (the "Trust")
Prospectuses dated April 30, 1998

In the section entitled "How the Trust is managed," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolio of Putnam VT Growth and Income Fund is replaced with the following:

                              Business Experience
                    Year      (at least 5 years)

PUTNAM VT GROWTH AND
INCOME FUND

Hugh Mullin                                  1998      Employed
                                   as an investment
                                   professional by
Managing Director                            Putnam Management
                              since 1986.

David L. King            1993      Employed as an investment
professional by
Managing Director                  Putnam Management since 1983.

Sheldon N. Simon         1997      Employed as an investment
professional by
Senior Vice President              Putnam Management since 1984.




46096
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